Reconciliation of Financial Statements to Form 5500 (in thousands)	12 Months Ended
Dec. 31, 2025
EBP INVUNION
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500 (in thousands)	Reconciliation of Financial Statements to Form 5500 (in thousands)
The following is a reconciliation of the financial statements as of and for the year ended December 31, 2025 to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$551,113	$458,780
Amounts allocated to withdrawing participants	(3)	(129)

Net assets available for benefits per the Form 5500	$551,110	$458,651

Benefits paid directly to participants per the financial statements	$50,024
Add: Amounts allocated to withdrawing participants at December 31, 2025	3
Less: Amounts allocated to withdrawing participants at December 31, 2024	(129)

Benefits paid to participants per the Form 5500	$49,898

Net increase in net assets available for benefits per the financial statements	$93,513
Change in amounts allocated to withdrawing participants	126

Net income per the Form 5500	$93,639